UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22461

_________________________________________

Morgan Creek Global Equity Long/Short Institutional Fund

____________________________________________________________________________

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

_______________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
Mark Vannoy, Treasurer Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Report to Stockholders.

(a)

Semi-Annual Report

To Shareholders

For the Six Months Ended September 30, 2021 (Unaudited)

Morgan Creek Global Equity Long/Short Institutional Fund

Morgan Creek Global Equity Long/Short Institutional Fund (A Delaware Statutory Trust)
Semi-Annual Report to Shareholders (Unaudited)

For the Six Months Ended September 30, 2021

Contents

Financial Statements (Unaudited)
Statement of Assets and Liabilities	1
Schedule of Investments	2
Statement of Operations	8
Statement of Changes in Net Assets	9
Statement of Cash Flows	11
Notes to Financial Statements	13
Other Information	28
Privacy Notice	29

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who invest directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling 833-523-7533 to make such arrangements. For shareholders who invest through a financial intermediary, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 833-523-7533 to make such arrangements. For shareholders who invest through a financial intermediary, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your common shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities

September 30, 2021 (in U.S. Dollars) (Unaudited)

ASSETS:
Investments in Portfolio Funds, at fair value (Cost, $14,156,589)	$24,497,666
Investments in Securities, at fair value (Cost, $1,148,519)	1,381,817
Cash and cash equivalents	1,985,562
Foreign currency, at fair value (Cost, $473,117)	462,848
Receivable for fund shares sold	50,000
Dividends receivable	166
Total Assets	$28,378,059

LIABILITIES:
Securities sold short (Proceeds, $1,344,899)	$1,643,677
Loan payable	1,325,174
Redemptions payable	511,977
Management fees payable	63,121
Accrued expenses and other liabilities	52,927
Audit & legal fees payable	44,214
Accrued interest payable	2,071
Total Liabilities	3,643,161

Net Assets	$24,734,898

NET ASSETS CONSIST OF:
Paid-in capital	$29,740,010
Total distributable accumulated deficit	(5,005,112)
Net Assets	$24,734,898

PRICING OF SHARES:
Class I
Net Asset Value per Share:
$24,344,611 / 25,363.47 Shares issued and outstanding, par value $0.01 per share, unlimited Shares authorized	$959.83

Class A
Net Asset Value per Share:
$390,287 / 456.44 Shares issued and outstanding, par value $0.01 per share, unlimited Shares authorized	$855.06
Sales Charge Class A (Load)	3.00%
Maximum Offering Price Per Class A Share	$880.72

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	1

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

September 30, 2021 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Investments in Portfolio Funds
Asia
Private Investors III, LLC
1,610 shares	$1,599,270	$1,300,638	5.26%	United States	0-5 Years	0-5 Years	11/19/2014
Teng Yue Partners Offshore Fund, L.P.
847 shares(4)	846,734	3,088,599	12.48	Cayman Islands	Quarterly	12/31/2021	10/1/2015
Tybourne Equity (Offshore) Fund
948 shares, Series A(4)	1,286,053	2,074,389	8.39	Cayman Islands	Quarterly	12/31/2021	7/2/2012
Total Asia	3,732,057	6,463,626	26.13

Emerging Markets
New Century Holdings XI, L.P.
36,405 shares	31,754	41,737	0.17	Cayman Islands	Illiquid	N/A	10/2/2017
Total Emerging Markets	31,754	41,737	0.17

Energy & Natural Resources
JB Investments Offshore Fund III, Ltd.
1,175 shares	1,175,000	3,450,252	13.95	Cayman Islands	Quarterly	12/31/2021	6/1/2020
MLO Private Investment, Ltd.
47 shares, Series 01	76,995	91,236	0.37	Cayman Islands	Illiquid	N/A	10/2/2017
Whetstone Capital Offshore Fund, Ltd.
1,160 shares	1,496,695	2,096,795	8.48	Cayman Islands	Quarterly	12/31/2021	7/1/2015
Total Energy & Natural Resources	2,748,690	5,638,283	22.80

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
32 shares, Series A	40,212	40,220	0.16	Cayman Islands	Quarterly	12/31/2021	1/31/2020
Total Healthcare	40,212	40,220	0.16

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2021 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Technology
Carmenta Opportunities Fund, L.P.
1,000 shares	$88,000	$87,476	0.35%	United States	0-5 Years	N/A	7/15/2021
Flight Deck Offshore Fund, L.P.
1,000 shares	750,000	788,691	3.19	United States	Quarterly	12/31/2021	5/1/2021
Light Street Xenon, Ltd.
448 shares, Class A	588,637	1,182,122	4.78	Cayman Islands	Quarterly	12/31/2021	10/1/2015
Maverick Levered Fund, Ltd.
1,827 shares	1,175,000	1,552,410	6.28	Cayman Islands	Quarterly	12/31/2021	2/1/2021
Paulson Investment Company I, L.P.
596 shares	595,670	318,454	1.30	United States	0-5 Years	N/A	6/30/2021
Payara Fund III, L.P.
1,000 shares	274,500	249,036	1.01	United States	0-5 Years	N/A	7/15/2021
Tiger Global, Ltd.
2,275 shares, Class C	1,106,887	5,173,188	20.90	Cayman Islands	Annually	3/31/2022	7/1/2013
Total Technology	4,578,694	9,351,377	37.81

Value Long/Short
Bronte Capital Ganymede Fund, Ltd.
1,553 shares, Class A	1,499,999	1,792,443	7.25	Cayman Islands	Monthly	10/31/2021	1/1/2018
Falcon Edge Global, Ltd
310 shares, Series S	440,909	690,228	2.79	Cayman Islands	Illiquid	N/A	4/3/2017
Falcon Edge Global, Ltd
100 shares, Series Standard Share Partners	93,393	42,728	0.17	Cayman Islands	Illiquid	N/A	10/3/2016
Glade Brook Private Investors VII, LLC
1,000 shares	990,881	437,024	1.77	United States	0-5 Years	0-5 Years	8/10/2015
Total Value Long/Short	3,025,182	2,962,423	11.98

Total Investments in Portfolio Funds	$14,156,589	$24,497,666	99.05%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2021 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Investments in Securities
Common Stock
Global Opportunistic
Affirm Holdings, Inc.
360 shares(5)(6)	$39,316	$42,887	0.17%	United States
Alphabet, Inc.
17 shares, Class A(5)	35,150	45,450	0.18	United States
Amazon.com, Inc.
15 shares(5)(6)	7,523	49,275	0.20	United States
Berkshire Hathaway, Inc.
165 shares, Class B(5)(6)	37,621	45,035	0.18	United States
Callon Petroleum Co.
1,695 shares(5)(6)	63,839	83,191	0.34	United States
Centene Corp.
731 shares(5)(6)	47,422	45,549	0.18	United States
Cloudflare, Inc.
405 shares(5)	30,754	45,623	0.18	United States
Domo, Inc.
566 shares(5)(6)	47,261	47,793	0.19	United States
Dynatrace, Inc.
737 shares(5)(6)	47,478	52,305	0.21	United States
Facebook, Inc.
256 shares, Class A(5)(6)	71,651	86,883	0.35	United States
Haier Smart Home Co., Ltd.
11,650 shares	41,217	41,080	0.17	China
HelloFresh SE
1,633 shares(5)	185,330	151,024	0.61	Germany
Herbalife Nutrition, Ltd.
990 shares(5)(6)	42,184	41,956	0.17	United States
JD.com, Inc.
722 shares, ADR(5)(6)	22,823	52,157	0.21	China
Laidlaw International, Inc.
1,659 shares(5)(6)	50,233	43,615	0.18	United States
Meituan
1,400 shares(5)(7)	41,656	44,349	0.18	China
MercadoLibre, Inc.
27 shares(5)(6)	41,763	45,344	0.18	Argentina
Microsoft Corp.
163 shares(6)	11,964	45,953	0.19	United States

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2021 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Common Stock (continued)
Regeneron Pharmaceuticals, Inc.
74 shares(5)(6)	$42,794	$44,783	0.18%	United States
Roblox Corp.
582 shares(5)(6)	49,258	43,970	0.18	United States
Sea, Ltd.
148 shares, ADR(5)(6)	5,082	47,172	0.19	Singapore
SoftBank Group Corp.
1,608 shares, ADR(6)	37,256	46,697	0.19	Japan
Swedish Match AB
5,189 shares	20,065	45,439	0.18	Sweden
Taiwan Semiconductor Manufacturing Co., Ltd.
428 shares, ADR	56,413	47,786	0.19	Taiwan
Twilio, Inc.
140 shares, Class A(5)(6)	15,578	44,667	0.18	United States
Uber Technologies, Inc.
1,157 shares(5)(6)	56,888	51,834	0.21	United States
Total Common Stock	1,148,519	1,381,817	5.57

Rights
Elanco Animal Health, Inc.
15,801 shares	—	—	—	United States
Lantheus Holdings, Inc.
11,340 shares	—	—	—	United States
Total Rights	—	—	—

Total Investments in Securities	$1,148,519	$1,381,817	5.57%

TOTAL INVESTMENTS	$15,305,108	$25,879,483	104.62%

	Proceeds
Securities Sold Short
Common Stock
Global Opportunistic
Alstom SA
1,354 shares	(71,165)	(51,522)	(0.21)	France

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2021 (in U.S. Dollars) (Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Common Stock (continued)
AnGes, Inc.
5,500 shares (5)	$(59,411)	$(34,099)	(0.14)%	Japan
Casino Guichard Perrachon SA
3,868 shares (5)	(130,168)	(104,171)	(0.42)	France
Cisco Systems, Inc.
3,300 shares	(122,893)	(179,619)	(0.73)	United States
H & M Hennes & Mauritz AB
5,043 shares , Class B(5)	(76,092)	(102,745)	(0.41)	Sweden
Hammerson PLC
141,000 shares (5)	(70,501)	(61,441)	(0.25)	Great Britain
Harvey Norman Holdings, Ltd.
31,242 shares	(53,964)	(113,610)	(0.46)	Australia
HelloFresh SE
1,633 shares (5)	(66,434)	(151,024)	(0.61)	Germany
International Business Machines Corp.
1,170 shares	(141,727)	(162,548)	(0.66)	United States
Klepierre SA
4,150 shares	(100,794)	(93,451)	(0.37)	France
Kraft Heinz Co.
3,520 shares	(102,783)	(129,606)	(0.52)	United States
Middleby Corp.
600 shares (5)	(60,151)	(102,305)	(0.41)	United States
Simon Property Group, Inc.
1,200 shares	(141,445)	(155,964)	(0.63)	United States
Unibail-Rodamco-Westfield, REIT
1,130 shares (5)	(85,976)	(83,274)	(0.34)	France

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2021 (in U.S. Dollars) (Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Common Stock (continued)
WiseTech Global, Ltd.
3,050 shares	$(61,395)	$(118,298)	(0.48)%	Australia
Total Common Stock	(1,344,899)	(1,643,677)	(6.64)

Total Securities Sold Short	$(1,344,899)	$(1,643,677)	(6.64)%
Other Assets, less Liabilities(8)		$499,092	2.02%
Total Net Assets		$24,734,898	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.

(3)

Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2021 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

(4)

Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.

(5)	Non-income producing security.

(6)	All or a portion of each of these securities have been segregated as collateral for securities sold short and the Fund’s line of credit. The aggregate market value of those securities was $961,066.

(7)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2021, the aggregate market value of these securities was $44,349, representing 0.18% of net assets.

(8)	Includes cash held as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Operations

For the Six Months Ended September 30, 2021 (in U.S. Dollars) (Unaudited)

Investment income
Dividends (net of taxes withheld of $481)	$2,297
Total Investment Income	2,297

Expenses
Management fees	132,468
Administration fee	99,377
Transfer agent fees	67,828
Audit fees	39,000
Miscellaneous expenses	38,422
Trustees’ fees	27,500
Legal fees	26,701
Registration fees	20,794
Interest expense on loan payable	16,387
Dividend expense	13,171
Custodian fees	7,634
Consultancy fees	7,500
Distribution and service fees - Class A	1,731
Other expenses	6,960
Net Expenses	505,473

Net Investment Loss	(503,176)

Realized and unrealized gain from investments in Portfolio Funds, Securities, Securities sold short, and foreign currency
Net realized loss from investments in Portfolio Funds	(63,560)
Net realized gain from investments in Securities	93,306
Net realized gain on Securities sold short	108,027
Net realized loss on Purchased options	(65,354)
Net realized gain on foreign currency transactions	16,269
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(899,242)
Net change in unrealized appreciation/depreciation on investments in Securities	(104,106)
Net change in unrealized appreciation/depreciation on Securities sold short	125,589
Net change in unrealized appreciation/depreciation on foreign currency translations	(29,099)
Net realized and unrealized loss from investments in Portfolio Funds, Securities, Securities sold short, Purchased options, and foreign currency	(818,170)

Net Decrease in Net Assets Resulting from Operations	$(1,321,346)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets

(in U.S. Dollars) (Unaudited)

For the Six Months Ended September 30, 2021

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(503,176)
Net realized loss from investments in Portfolio Funds	(63,560)
Net realized gain on investments in Securities	93,306
Net realized gain on Securities sold short	108,027
Net realized loss on purchased options	(65,354)
Net realized gain on foreign currency transactions	16,269
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(899,242)
Net change in unrealized appreciation/depreciation on investments in Securities	(104,106)
Net change in unrealized appreciation/depreciation on Securities sold short	125,589
Net change in unrealized appreciation/depreciation on foreign currency translations	(29,099)
Net decrease in net assets resulting from operations	(1,321,346)

DISTRIBUTIONS TO SHAREHOLDERS:

CAPITAL SHARE TRANSACTIONS:
Subscriptions - Class I	225,000
Redemptions - Class I	(1,096,502)
Net decrease in net assets from capital share transactions	(871,502)

Net Decrease in Net Assets	(2,192,848)

NET ASSETS:
Beginning of period	26,927,746
End of period	$24,734,898

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (continued)
(in U.S. Dollars) (Unaudited)

For the Year Ended March 31, 2021

NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(940,730)
Net realized loss from investments in Portfolio Funds	(115,469)
Net realized gain on investments in Securities	505,964
Net realized loss on Securities sold short	(1,191,798)
Net realized gain on foreign currency transactions	12,064
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	6,708,973
Net change in unrealized appreciation/depreciation on investments in Securities	697,375
Net change in unrealized appreciation/depreciation on Securities sold short	(287,217)
Net change in unrealized appreciation/depreciation on foreign currency translations	30,417
Net increase in net assets resulting from operations	5,419,579

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(3,938,208)
Class A	(61,792)
Net decrease in net assets from distributions to shareholders	(4,000,000)

CAPITAL SHARE TRANSACTIONS:
Subscriptions - Class A	50,000
Subscriptions - Class I	3,002,012
Redemptions - Class I	(1,247,146)
Distributions reinvested - Class A (representing 61.14 shares)	53,266
Distributions reinvested - Class I (representing 3,977.79 shares)	3,862,495
Net increase in net assets from capital share transactions	5,720,627

Net Increase in Net Assets	7,140,206

NET ASSETS:
Beginning of year	19,787,540
End of year	$26,927,746

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows

For the Six Months Ended September 30, 2021 (in U.S. Dollars) (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(1,321,346)
Adjustments to reconcile net decrease in net assets from operations to net cash used by operating activities:
Purchase of investments in Portfolio Funds	(1,843,144)
Purchase of investments in Securities	(1,643,680)
Repurchase of Securities sold short	(1,695,503)
Proceeds from disposition of investments in Portfolio Funds	255,913
Proceeds from disposition of investments in Securities	1,623,908
Proceeds from Securities sold short transactions	1,459,187
Net realized loss from investments in Portfolio Funds	63,560
Net realized gain from investments in Securities	(93,306)
Net realized gain on Securities sold short	(108,027)
Net realized loss on Purchased options	65,354
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	899,242
Net change in unrealized appreciation/depreciation on investments in Securities	104,106
Net change in unrealized appreciation/depreciation on Securities sold short	(125,589)
(Increase)/Decrease in assets:
Interest receivable	36
Dividends receivable	993
Other receivables	1,146
Increase/(Decrease) in liabilities:
Accrued interest payable	(3,730)
Management fees payable	(7,114)
Audit and legal fees payable	(35,410)
Accrued expenses and other liabilities	(14,855)
Net cash used by operating activities	(2,418,259)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (continued)
For the Six Months Ended September 30, 2021 (in U.S. Dollars) (Unaudited)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from advances on line of credit	$1,315,331
Subscriptions	225,000
Redemptions (net of change in redemptions payable of $226,527)	(818,132)
Net cash provided by financing activities	722,199

Effect of exchange rates on cash	(881,156)

Net decrease in cash and cash equivalents and foreign currency	(2,577,216)

Cash and cash equivalents and foreign currency
Beginning of period	$5,025,626
End of period	$2,448,410

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$20,117
Net change in unrealized appreciation/depreciation on foreign currency translations	$(29,099)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

September 30, 2021 (Unaudited)

1.	Organization and Nature of Business

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund is structured as a regulated investment company and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks (including selling common stocks short), purchased options, and preferred stock, (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies and equity securities that augment these strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversify among additional Portfolio Funds increases. The Advisor (as defined below) pursuant to a “Hybrid Model” augments the core Portfolio Fund holdings of the Fund with direct investments in equity securities that are consistent with the investment ideas of the Managers (as defined below).

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser. The Advisor is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Trustees (the “Board” or each separately a “Trustee”).

The Board has overall responsibility for overseeing the Fund’s investment program and its management and operations. Two of the four Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Fund.

Investors in the Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares. The Fund offers and sells two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. Class A Shares are offered to investors subject to an initial sales charge. Class I Shares are not subject to an initial sales charge and have lower ongoing expenses than Class A Shares. All shares issued prior to April 1, 2016 have been designated as Class I Shares in terms of rights accorded and expenses borne.

Investments in the Fund generally may be made only by U.S. persons who are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Fund may decline to accept any investment in its

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

discretion. The Board (or its designated agent) may admit Shareholders to the Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the current net asset value (“NAV”) per Share of the class plus an initial sales charge for Class A Shares.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Fund to conduct repurchase offers on a quarterly basis in order to permit the Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Fund. In the event of a tender for redemption, the Fund, subject to the terms of the Trust Instrument and the Fund’s ability to liquidate sufficient Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Fund investments, or as a combination of cash and in-kind distribution of Fund investments. Shares will be redeemed at the current NAV per Share of the class.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Management has determined that the Fund is an investment company in accordance with FASB ASC 946 “Investment Companies” for the purpose of financial reporting.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (“Topic 820”) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which simplifies the disclosure requirements on fair value measurement. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and early adoption is permitted. The amendment within ASU 2018-13 eliminates, among other things, the requirement to disclose the reconciliation of the movement in fair value of Level 3 investments and the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. Management has adopted ASU 2018-13 in these financial statements which did not result in a material change to the presentation.

Investment in the Fund

The Fund is offered on a continuous basis through Morgan Creek Capital Distributors, LLC (the “Distributor”), an affiliate of the Advisor. The initial closing date for the public offering of Class I Shares was October 3, 2011. Class I Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Class I Shares’ then current NAV per Share. The initial closing date for the public offering of Class A Shares was April 1, 2017. Class

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

A Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Class A Shares’ then current NAV per Share. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the Fund’s Shares.

Valuation of Portfolio Funds and Securities

The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The NAV of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by the Advisor. The Fund’s NAV is calculated by the Fund’s administrator.

The Board has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund or pricing service for a security is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including exchange traded funds, common stocks, securities sold short, and purchased options, that are listed on a national securities exchange at their closing price on the last business day of the period.

Securities Sold Short

Securities sold short represent obligations of the Fund to deliver the specified security at the future price and, thereby, create a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance-sheet risk since the Fund’s satisfaction of the obligations may exceed the amount recognized in the Statement of Assets and Liabilities. Dividends declared on Securities sold short held on the ex-dividend date are recorded as dividend expense. Interest the Fund is required to pay in connection with Securities sold short is recorded on an accrual basis as interest expense.

Cash and Cash Equivalents

Cash and cash equivalents include cash and time deposits with an original maturity of 90 days or less, and are carried at cost, which approximates fair value. The Fund considers all highly liquid short-term investments, with maturities of ninety days or less when purchased, as cash equivalents. Cash equivalents are classified as Level 1 assets and are valued using the Net Asset Value per share of the money market fund. As of September 30, 2021, the Fund held $1,985,562 of cash equivalents in Federated Government Obligations Fund.

Foreign Currency Transactions

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange on the Statement of Assets and Liabilities date. Transactions during the year are translated at the rate of exchange prevailing on the date of the transaction. Currency translation gains and losses related to investments and derivative instruments are reflected in net realized and unrealized gain (loss) captions in the Statement of Operations. Realized and unrealized gains and losses related to non-U.S. currency balances, excluding transactions described above, are included in net change in unrealized appreciation/depreciation and net realized gain on foreign currency translations on the Statement of Operations.

Income and Operating Expenses

The Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date and net of foreign withholding taxes. Operating expenses are recorded as incurred.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

Recognition of Gains and Losses

Change in unrealized appreciation/depreciation from each Portfolio Fund and Security is included in the Statement of Operations as net change in unrealized appreciation/depreciation on investments.

Investment transactions in Portfolio Funds, Securities, and Securities sold short are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions and Security sales that are in excess of the Portfolio Fund’s or Security’s cost basis are classified as net realized gain from investments on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions and Security sales that are less than the Portfolio Fund’s or Security’s cost basis are classified as net realized loss from investments on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds and Securities are calculated based on the specific identification method.

Class Allocations and Expenses

Investment income, unrealized and realized gains and losses, common expenses of the Fund, and certain Fund-level expense reductions, if any, are allocated monthly on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Taxation

The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on a Portfolio Fund’s or Security’s income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2021. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund’s major tax jurisdictions are the United States, the State of Delaware, and the State of North Carolina. As of September 30, 2021, the tax years 2017 to 2020 remain subject to examination.

As of September 30, 2021, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows

Cost of investments for tax purposes	$15,134,170
Gross tax unrealized appreciation	$12,109,127
Gross tax unrealized depreciation	$(1,662,592)
Net appreciation of foreign currency and derivatives	$(10,269)
Net tax unrealized depreciation on investments	$10,436,266

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

Distribution of Income and Gains

The Fund declares and pays dividends annually from its net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

There were no distributions paid during the six months ended September 30, 2021. The tax character of distributions paid during the year ended March 31, 2021 was as follows:

Distributions paid from:
Ordinary income	$4,000,000
Long-term gain	$—

Recently Issued Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Form on Financial Reporting” (“ASU 2020-04”). This standard provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference LIBOR or other reference rates expected to be discontinued because of reference rate reform. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022 as reference rate reform activities occur. We have not adopted any of the optional expedients or exceptions through September 30, 2021, but we will continue to evaluate the possible adoption of any such expedients or exceptions during the effective period as circumstances evolve. The adoption of this standard is not expected to have a material impact on our financial statements.

3.	Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within Level 1 and Securities sold short have been classified within Level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks,” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Asset at Fair Values as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Investment Securities
Common Stock
Global Opportunistic	$1,381,817	$—	$—	$1,381,817
Rights	—	—	—	—
Total Investments	$1,381,817	$—	$—	$1,381,817

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

	Liabilities at Fair Values as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Global Opportunistic	$(1,643,677)	$—	$—	$(1,643,677)
Total Securities Sold Short	$(1,643,677)	$—	$—	$(1,643,677)

Total Investments in Portfolio Funds Measured at NAV				$24,497,666

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

4.	Investments in Portfolio Funds and Securities

The Fund has the ability to liquidate its investments in Portfolio Funds periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of September 30, 2021, the Fund was invested in nineteen Portfolio Funds. All Portfolio Funds in which the Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, commodities, other derivatives, and other financial instruments.

The Managers of substantially all Portfolio Funds receive an annual management fee from 1% to 2% of the respective Portfolio Fund’s NAV. Management of the Portfolio Funds also receive performance allocations from 15% to 20% of the Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the period ended September 30, 2021, aggregate purchases and proceeds from sales of investments in Portfolio Funds and Securities were $3,486,824 and $1,846,164, respectively.

For the period ended September 30, 2021, aggregate repurchases of and proceeds from Securities sold short were $1,695,503 and $1,459,187, respectively.

The industry composition of Investments in securities at fair value and Securities sold short at September 30, 2021, is as follows:

Industry Composition (September 30, 2021)
Investments in Securities
Internet & Direct Marketing Retail	1.20%
Software	0.95%
Interactive Media & Services	0.53%
Entertainment	0.37%
IT Services	0.35%

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

Industry Composition (September 30, 2021)
Oil, Gas & Consumable Fuels	0.34%
Road & Rail	0.21%
Wireless Telecommunication Services	0.19%
Semiconductors & Semiconductor Equipment	0.19%
Diversified Financial Services	0.18%
Health Care Providers & Services	0.18%
Biotechnology	0.18%
Tobacco	0.18%
Transportation	0.18%
Personal Products	0.17%
Furnishings, Fixtures & Appliances	0.17%
Total investments in Securities	5.57%
Securities Sold Short
Entertainment	-0.35%
Food & Staples Retailing	-0.41%
Specialty Retail	-0.41%
Machinery	-0.42%
Retail	-0.46%
Software	-0.48%
Food Products	-0.52%
Internet & Direct Marketing Retail	-0.61%
IT Services	-0.66%
Communications Equipment	-0.73%
Equity Real Estate Investment Trusts (REITs)	-1.59%
Total Securities Sold Short	-6.64%

Percentages are based upon common stocks and preferred stocks as a percentage of net assets.

5.	Offering of Shares

The Fund’s Share activities for the six months ended September 30, 2021 were as follows:

	Balance as of April 1, 2021	Subscriptions	Redemptions	Distributions Reinvested	Balance as of September 30, 2021
Class I	26,226.69	222.25	(1,085.47)	—	25,363.47
Class A	456.44	—	—	—	456.44

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

The Fund’s Share activities for the year ended March 31, 2021 were as follows:

	Balance as of April 1, 2020	Subscriptions	Redemptions	Distributions Reinvested	Balance as of September 30, 2021
Class I	20,620.52	2,814.22	(1,185.84)	3,977.79	26,226.69
Class A	344.55	50.75	—	61.14	456.44

6.	Management Fee, Related Party Transactions and Other

The Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Fund payable to the Advisor, and administration fees, custody fees, and transfer agent fees.

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Fund’s NAV. For the six months ended September 30, 2021, the Fund incurred management fees of $132,468, of which $63,121 was payable to the Advisor as of September 30, 2021.

Shareholders pay certain fees (e.g., the Management Fee) and expenses of the Fund and indirectly bear the fees (e.g., management fees of Portfolio Fund managers) and expenses of the Portfolio Funds in which the Fund invests. Similarly, Shareholders may indirectly pay incentive compensation to Portfolio Fund managers that charge their investors incentive compensation. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities. Class A Shares and Class I Shares are subject to different fees and expenses.

ALPS Fund Services, Inc. (“ALPS”) provided accounting and administrative services to the Fund under an administrative services agreement.

UMB Bank (“UMB”) provided custody services to the Fund under a custody services agreement.

DST Asset Manager Solutions, Inc. (“DST”) provided transfer agency services to the Fund under a transfer agency services agreement.

Fees to ALPS, UMB and DST are payable monthly.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A Shares.

Under the Plan, the Fund may pay an aggregate amount on an annual basis not to exceed 0.85% of the value of the Fund’s average net assets attributable to its Class A Shares for services provided under the Plan. For the six months ended September 30, 2021, the Fund incurred Class A distribution and service fees of $1,731 of which $832 was payable as of September 30, 2021, which is reflected in Accrued expenses and other liabilities on the Statement of Assets and Liabilities.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

7.	Credit Agreement

The Fund has entered into a credit agreement dated August 30, 2017, as amended, with Credit Suisse International that bears interest at the 3M LIBOR plus 1.70% for Tranche L and 1.05% for Tranche U. If the calculation of LIBOR results in a LIBOR rate of less than 0.85%, LIBOR shall be deemed to be 0.85%. The average interest rate for the six months ended September 30, 2021 for Tranche L and Tranche U were 2.55% and 1.90%, respectively. The maximum aggregate principal amount of credit that may be extended to the Fund at any time is $3,000,000 (the “Credit Limit”). The Fund also pays a fee equal to 0.65% of the Credit Limit less any outstanding principal amounts (the “Credit Line Fee”). The credit agreement is set to expire on July 6, 2022. The terms of the credit facility include limits on other indebtedness aggregate volatility, minimum net equity and other standard covenants. This credit agreement is not used as leverage, rather to provide bridge financing and meet liquidity needs that may arise. During the six months ended September 30, 2021, the Credit Line Fee was $9,863. The average borrowings outstanding for the period ended September 30, 2021 for Tranche L and Tranche U were $14,215 and $605,801, respectively. As of September 30, 2021, the Fund had an outstanding loan balance of $1,327,245, which includes fees and interest accrued on the Fund’s line of credit. The credit facility is collateralized by all Portfolio Fund investments of the Fund. As of September 30, 2021, the Fund was in compliance with the covenants of the credit facility.

8.	Risks and Contingencies

The Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Fund.

Although the Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

From time to time, the Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Fund. As of September 30, 2021, one Shareholder maintains a significant holding in the Fund which represents 30.19% of the Fund’s NAV.

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

In the normal course of business, the Portfolio Funds in which the Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks. The Fund’s risk of loss in each Portfolio Fund is limited to the value of the Fund’s interest in each Portfolio Fund as reported by the Fund.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

The Board and the Advisor acknowledges the current outbreak of COVID-19 which is causing economic disruption in most countries and its potentially adverse economic impact on the instruments in which the Fund invests. This is an additional risk factor which could impact the operations and valuation of the Fund’s assets in the future.

The Board and the Advisor are actively monitoring developments closely. Given the nature of the outbreak and the on-going developments, there is a high degree of uncertainty and it is not possible at this time to predict the extent and nature of the overall future impact on the Fund.

9.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

10.	Financial Highlights

The following summary represents per Share data, ratios to average net assets(a) and other financial highlights information for Class I Shareholders:

Class I	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value - beginning of period	$1,010.99		$945.16	$1,125.10	$1,177.30	$1,056.13	$1,018.28

Income/(Loss) from investment operations:
Net investment loss(b)	(18.92)		(41.24)	(39.42)	(32.41)	(16.96)	(15.81)
Net realized and unrealized gain/(loss) on investments	(32.24)		291.32	(84.94)	175.36	138.13	53.66
Total income/(loss) from investment operations	(51.16)		250.08	(124.36)	142.95	121.17	37.85

Less distributions:
From net investment income	—		(184.25)	(55.58)	(195.15)	—	—
Total distributions	—		(184.25)	(55.58)	—	—	—

Net asset value - end of period	$959.83		$1,010.99	$945.16	$1,125.10	$1,177.30	$1,056.13

Total Return(c)	(5.06%)		27.26%	(11.31%)	15.50%	11.47%	3.72%

Ratios/Supplemental Data:
Ratio of total expenses to average net asset(d)(e)	3.80%		3.99%	4.25%	3.78%	2.38%	2.02%

Ratio of total expenses after expense reimbursement and management fee reduction(e)(f)	3.80%		3.99%	4.04%	3.01%	1.70%	1.57%

Ratio of total expenses subject to expense reimbursement(e)(f)	N/A		N/A	N/A	N/A	1.35%	1.35%

Ratio of net investment loss to average net assets(g)	(3.78%)		(3.93%)	(3.73%)	(2.82%)	(1.54%)	(1.53%)

Portfolio turnover rate	7	%(h)	23%	37%	18%	21%	26%

Net assets, end of period (in thousands)	$24,345		$26,515	$19,490	$30,684	$48,530	$86,065

(a)	Average net assets is calculated using the average net asset value of the class at the end of each month throughout the year.

(b)	Calculated based on the average shares outstanding methodology.

(c)

Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months.

(d)	Represents a percentage of expenses reimbursed per the prospectus.

(e)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ expenses.

(f)	Effective April 1, 2018, the Board approved eliminating the Expense Cap for the Class I Shares.

(g)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ income and expenses.

(h)	The portfolio turnover rate reflects the investment activities of the Fund. Portfolio turnover rate is not annualized for periods less than twelve months.

The above ratios and total return have been calculated for the Class I Shareholders taken as a whole. An individual Class I Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

Morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	25

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

The following summary represents per Share data, ratios to average net assets(a) and other financial highlights information for Class A Shareholders:

Class A	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Period Ended March 31, 2018
Net asset value - beginning of period	$904.48	$864.33	$1,038.06	$1,105.35	$1,000.00

Income/(Loss) from investment operations:
Net investment loss(b)	(20.70)	(45.71)	(46.27)	(39.55)	(24.66)
Net realized and unrealized gain/(loss) on investments	(28.72)	265.20	(76.09)	162.11	130.01
Total income/(loss) from investment operations	(49.42)	219.49	(122.36)	122.56	105.35

Less distributions:
From net investment income	—	(179.34)	(51.37)	(189.85)	—
Total distributions	—	(179.34)	(51.37)	—	—

Net asset value - end of period	$855.06	$904.48	$864.33	$1,038.06	$1,105.35

Total Return(c)	(5.46%)	26.18%	(12.06%)	14.65%	10.54%

Ratios/Supplemental Data:
Ratio of expenses to average net assets(d)(e)	4.65%	4.87%	5.32%	4.65%	3.08%

Ratio of expenses to average net assets including fee waivers and reimbursements(d)(e)(f)	4.65%	4.87%	5.19%	3.90%	2.37%

Ratio of total expenses subject to expense reimbursement(d)(e)(f)	N/A	N/A	N/A	N/A	2.20%

Ratio of net investment loss to average net assets(d)(g)	(4.63%)	(4.81%)	(4.90%)	(3.73%)	(2.22%)

Portfolio turnover rate(h)	7%	23%	37%	18%	21%

Net assets, end of period (in thousands)	$390	$413	$298	$159	$158

(a)	Average net assets is calculated using the average net asset value of the class at the end of each month throughout the year.

(b)	Calculated based on the average shares outstanding methodology.

(c)

Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months. Total return does not reflect sales charge (load) of 3.00%.

(d)	Ratio is annualized for periods less than twelve months.

(e)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ expenses.

(f)	Effective April 1, 2018, the Board approved eliminating the Expense Cap for the Class A Shares.

(g)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ income and expenses.

(h)	The portfolio turnover rate reflects the investment activities of the Fund. Portfolio turnover rate is not annualized for periods less than twelve months.

The above ratios and total return have been calculated for the Class A Shareholders taken as a whole. An individual Class A Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2021 (Unaudited)

11.	Subsequent Events

Management has determined that there were no material events requiring additional disclosures in the financial statements through the date the financial statements were issued.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds and Securities; and (2) how the Fund voted proxies relating to Portfolio Funds and Securities during the most recent period ended September 30 is available without charge, upon request, by calling the Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at https://www.sec.gov.

Quarterly Schedule of Investments

The Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

Shareholder Tax Information

The Morgan Creek Global Equity Long/Short Institutional Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

Qualified Dividend Income: 0%

Dividend Received Deduction: 0%

In early 2021, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2020 via Form 1099. The Fund will notify shareholders in early 2022 of amounts paid to them by the Fund, if any, during the calendar year 2021.

Morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	28

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Privacy Notice

FACTS

WHAT DO MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND (THE “FUND”) AND MORGAN CREEK SERIES TRUST (THE “TRUST” AND COLLECTIVELY WITH THE FUND, THE “FUND COMPLEX”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and other information we receive from you on applications or other forms

● Information about your transactions with us and our service providers, or others

● Information we receive from consumer reporting agencies (including credit bureaus)

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund Complex chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Complex share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	Yes	No
For our affiliates to market to you	No	No
For non-affiliates to market to you	No	No

Questions?	Call (919) 933-4004 or go to http://www.morgancreekfunds.com/privacy-notice.html

Morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	29

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Privacy Notice (continued)

Who we are
Who is providing this notice?	Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”), Morgan Creek Series Trust (the “Trust” and collectively with the Fund, the “Fund Complex”)
What we do
How does the Fund Complex protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We also restrict access to your personal and account information to those persons who need to know it in order to provide services to you.

How does the Fund Complex collect my personal information?

We collect your personal information, for example, when you:

● open an account

● purchase or sell shares

● exchange shares

We also collect your personal information from others, such as credit bureaus.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies. The following companies may be considered Affiliates of the Fund Complex:

● Morgan Creek Capital Management, LLC

● Morgan Creek Capital Distributors, LLC

● Hatteras Investment Partners, LLC

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies. The following companies provide services to the Fund Complex and we may share your personal information as part of their everyday services to the Fund Complex.

● ALPS Fund Services, Inc.

● DST Systems, Inc.

● Northern Lights Distributors, LLC

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund Complex does not have any joint marketing agreements.

Other important information

In the event that you hold shares of the Fund Complex through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with non-affiliated third parties by that entity.

Morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	30

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Morgan Creek Global Equity Long/Short Institutional Fund

301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Trustees

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Joshua Tilley

Officers

Mark W. Yusko, President

Mark B. Vannoy, Treasurer

Taylor Thurman, Chief Compliance Officer

Taylor Thurman, Secretary

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator and Fund Accounting Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80033

Transfer Agent

DST Systems, Inc.

333 W. 11th Street, 5th Floor

Kansas City, MO 64105

Custodian

UMB Bank, N.A.

1010 Grand Boulevard

Kansas City, MO 64106

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Victory Park

Suite 2000

2323 Victory Avenue

Dallas, TX 75219

Legal Counsel

Thompson Hine LLP

1919 M Street, NW

Suite 700

Washington, D.C. 20036

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301 West Barbee Chapel Road

Suite 200

Chapel Hill, NC 27517

(b)        Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)       Not applicable.

(b)       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures, as of a date within 90 days of the filing date of this Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

(a)	Not applicable. The Fund did not engage in securities lending activity during the fiscal year ended March 31, 2021.

(b)	Not applicable. The Fund did not engage in securities lending activity during the fiscal year ended March 31, 2021.

Item 13. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Creek Global Equity Long/Short Institutional Fund

By:	/s/ Mark W. Yusko

Mark W. Yusko

Chairman, President and Trustee

Date: December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W. Yusko

Mark W. Yusko

Chairman, President and Trustee

Date: December 7, 2021

By:	/s/ Mark B. Vannoy

Mark B. Vannoy

Treasurer

Date: December 7, 2021